3. SIGNIFICANT ACCOUNTING POLICIES (Details - Office equipment) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Office equipment	$ 11,614	$ 11,614
Accumulated depreciation	(11,614)	(11,614)
Net book value	$ 0	$ 0